Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Research and development incentives received	$ 6,719,760		$ 2,919,541
Receipts from customers	22,047	$ 270,975	394,815
Payments to suppliers and employees	(28,055,945)	(21,982,297)	(10,126,660)
Interest and bank fees paid	(29,230)	(44,165)	(726,420)
Net cash (used) by Operating Activities	(21,343,368)	(21,755,487)	(7,538,724)
Cash Flows from Investing Activities
Interest received	479,528	12,516	4,094
Payments for other financial assets			(118,466)
Proceeds from disposal of other financial assets		435,640
Payments for purchases of property, plant and equipment		(1,544)	(1,468)
Proceeds from disposals of property, plant and equipment		175,091	35,634
Net cash provided/(used) by Investing Activities	479,528	621,703	(80,206)
Cash Flows from Financing Activities
Repayment of borrowings			(11,087,139)
Principal elements of lease payments	(160,040)	(174,218)	(779,807)
Proceeds from share issues	7,419,235	32,890,463	43,836,131
Payments for share issue costs	(1,702,332)	(5,720,623)	(415,479)
Net cash provided by Financing Activities	5,556,863	26,995,622	31,553,706
Net (decrease)/increase in Cash and Cash Equivalents	(15,306,977)	5,861,838	23,934,776
Cash and cash equivalents at the beginning of the financial year	33,564,857	28,499,449	4,577,747
Effects of exchange rate changes on the balance of cash held in foreign currencies	(7,625)	(796,430)	(13,074)
Cash and Cash Equivalents at the End of the Year	$ 18,250,255	$ 33,564,857	$ 28,499,449